related party transactions (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($) EquityInstruments $ / shares	Dec. 31, 2021 CAD ($) EquityInstruments $ / shares
Transactions with key management personnel
Amount of liability accounted for restricted share unit and share options	$ 1,000,000	$ 7,000,000
Transactions with defined benefit pension plans
Charges for management and administrative services to our defined benefit pension plans	7,000,000	7,000,000
Transactions with real estate joint venture and associate
Lease liabilities	$ 2,340,000,000	$ 1,876,000,000
Transactions with real estate joint ventures
Outstanding liability-accounted share-based compensation awards | EquityInstruments	0	0
Key management personnel
Transactions with key management personnel
Short-term benefits	$ 17,000,000	$ 16,000,000
Post-employment pension and other benefits	10,000,000	18,000,000
Share-based compensation	65,000,000	70,000,000
Total	92,000,000	104,000,000
Notional value Awarded in period	9,000,000	16,000,000
Grant-date fair value Awarded in period	9,000,000	16,000,000
Notional amount	41,000,000	49,000,000
Grant date Awarded in period	$ 48,000,000	$ 52,000,000
Liability amounts accrued for share-based compensation awards to key management personnel
Annual cash bonus as a percentage of base salary upon termination without cause	50.00%
Minimum | Key management personnel
Liability amounts accrued for share-based compensation awards to key management personnel
Number of months base salary considered for severance payments	18 months
Maximum | Key management personnel
Liability amounts accrued for share-based compensation awards to key management personnel
Number of months base salary considered for severance payments	24 months
Restricted share units | Key management personnel
Transactions with key management personnel
Number of restricted share units Awarded in period (in shares) | EquityInstruments	1,007,431	1,273,308
Notional value Awarded in period	$ 32,000,000	$ 33,000,000
Grant-date fair value Awarded in period	39,000,000	36,000,000
Directors' Deferred Share Unit Plan | Key management personnel
Liability amounts accrued for share-based compensation awards to key management personnel
Deferred share units paid out	$ 0	$ 0
TELUS International (Cda) Inc. share options | Key management personnel
Transactions with key management personnel
Number of Share options awarded (in shares) | EquityInstruments		167,693
Notional value Awarded in period		$ 1,000,000
Grant-date fair value Awarded in period		$ 1,000,000
Number of share options exercised in share-based payment arrangement	125,806	215,973
Intrinsic value of options exercised during the period	$ 2,000,000	$ 7,000,000
Weighted average share price of options exercised | $ / shares	$ 30.33	$ 39.58
TELUS Sky
Transactions with real estate joint venture and associate
Lease liabilities	$ 87,000,000	$ 95,000,000
Telus International Cda Inc [Member] | Restricted share units | Key management personnel
Transactions with key management personnel
Number of restricted share units Awarded in period (in shares) | EquityInstruments	265,617	437,857
Notional value Awarded in period	$ 9,000,000	$ 15,000,000
Grant-date fair value Awarded in period	$ 9,000,000	$ 15,000,000